Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Related party outstanding				$ 2.0	$ 1.2
Mr Beaty [Member]
Disclosure of transactions between related parties [line items]
Proceeds from related party debt			$ 20.0
Debt maturity term			one-year
Common shares issued during the period	13,700,000	36,000,000